Cost of revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Analysis of income and expense [abstract]
Employee wages and benefits	$ 13,438	$ 8,093
Web hosting fees	3,508	2,532
Third party service fees	3,258	532
Other	582	382
Cost of revenue	$ 20,786	$ 11,539	[1]

[1]	Please refer to Note 4 for retrospective change of accounting policy.